Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
7. Related Party Transactions
7. Related Party Transactions

Notes and Accounts Payable to Affiliates

The Company has a loan agreement with two of our affiliates; however, at June 30, 2015 and December 31, 2014, no amounts were outstanding.

The Company has loan agreements with the Hoskins Group, as more fully described in Note 5 – SF Loan and Note 4 – Pennsylvania Loans. Our debt to the Hoskins Group has been extinguished. The Hoskins Group is our largest borrower.

The Hoskins Group has a preferred equity interest in the Company, as more fully described in Note 6.

The Company has accepted new investments under the Notes program from employees, managers, members and relatives of managers and members, with $1,699 outstanding at June 30, 2015. The larger of these investments are detailed below:

				Weighted average	Interest earned by investor
		Amount invested as of		interest rate as of	during the six month
	Relationship to	June 30,	December 31,	June 30,	period ended June 30,
Investor	Shepherd’s Finance	2015	2014	2015	2015	2014
Bill Myrick	Independent Manager	$155	$141	7.55%	$6	$4
Eric Rauscher	Independent Manager	500	500	7.00%	18	17
Joseph Rauscher	Father of Independent Manager	186	186	8.00%	8	3
Leah Summers	Daughter in-law of Independent Manager	100	–	6.00%	1	–
R. Scott Summers	Son of Independent Manager	200	100	6.78%	4	2
Wallach Family Irrevocable Educational Trust	Trustee is Member	200	200	7.00%	7	–
David and Carole Wallach	Parents of Member	111	111	8.00%	4	4

7. Related Party Transactions

Notes and Accounts Payable to Affiliates

The Company has a loan agreement with two of our affiliates, as more fully described in Note 5 – Affiliate Loans.

The Company has loan agreements with the Hoskins Group, as more fully described in Note 5 – SF Loan and Note 4 – Pennsylvania Loans.

The Hoskins Group has a preferred equity interest in the Company, as more fully described in Note 6.

The Company has accepted new investments under the Notes program from employees, managers, members and relatives of managers and members, with $768 outstanding at December 31, 2014. The larger of these investments are detailed below:

				Weighted average
		Amount invested as of		interest	Interest earned during
	Relationship to Shepherd’s	December 31,	December 31,	rate as of December 31,	the year ended December 31,
Investor	Finance	2014	2013	2014	2014	2013
Bill Myrick	Independent Manager	$141	$63	7.50%	$9	$1
R. Scott Summers	Son of Independent Manager	100	25	7.56%	6	–
Wallach Family Irrevocable Educational Trust	Trustee is Member	200	–	7.00%	7	4
David and Carole Wallach	Parents of Member	111	100	8.00%	8	4